Quarterly Holdings Report
for

Fidelity® Balanced Fund

May 31, 2020

BAL-QTLY-0720
1.800332.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	2,000,882	$61,747
Vonage Holdings Corp. (a)	3,626,879	34,927
		96,674
Entertainment - 1.6%
Activision Blizzard, Inc.	2,239,510	161,200
Electronic Arts, Inc. (a)	363,064	44,613
Live Nation Entertainment, Inc. (a)	79,418	3,904
Netflix, Inc. (a)	402,098	168,773
Sea Ltd. ADR (a)	52,300	4,174
The Walt Disney Co.	1,250,439	146,676
		529,340
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A (a)	90,649	129,947
Class C (a)	408,153	583,218
ANGI Homeservices, Inc. Class A (a)(b)	2,094,491	22,725
Eventbrite, Inc. (a)	985,379	8,494
Facebook, Inc. Class A (a)	2,954,013	664,919
IAC/InterActiveCorp (a)	11,606	3,138
Wise Talent Information Technology Co. Ltd. (a)	6,432,390	15,240
		1,427,681
Media - 0.3%
Altice U.S.A., Inc. Class A (a)	943,714	24,272
Comcast Corp. Class A	794,498	31,462
Discovery Communications, Inc. Class A (a)	263,545	5,732
Interpublic Group of Companies, Inc.	293,474	5,021
Liberty Media Corp. Liberty Formula One Group Series C (a)	283,294	9,816
Nexstar Broadcasting Group, Inc. Class A	35,789	2,982
ViacomCBS, Inc. Class B	661,304	13,715
		93,000
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)(c)	3,421,914	46,880
T-Mobile U.S., Inc. (a)	1,507,304	150,791
		197,671

TOTAL COMMUNICATION SERVICES		2,344,366

CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.1%
Aptiv PLC	484,471	36,505
Distributors - 0.1%
LKQ Corp. (a)	1,528,994	41,986
Diversified Consumer Services - 0.1%
Afya Ltd.	774,853	15,226
Hotels, Restaurants & Leisure - 1.2%
Boyd Gaming Corp.	458,428	9,801
Churchill Downs, Inc.	239,070	31,717
Compass Group PLC	3,606,296	52,866
Dunkin' Brands Group, Inc.	644,373	41,156
Marriott International, Inc. Class A	349,600	30,940
McDonald's Corp.	1,053,390	196,268
Starbucks Corp.	217,730	16,981
Vail Resorts, Inc.	56,053	11,117
		390,846
Household Durables - 0.3%
Lennar Corp. Class A	969,654	58,625
Mohawk Industries, Inc. (a)	198,076	18,461
Tempur Sealy International, Inc. (a)	294,618	19,218
		96,304
Internet & Direct Marketing Retail - 3.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	50,500	10,473
Amazon.com, Inc. (a)	370,585	905,106
Ocado Group PLC (a)	547,356	14,811
The Booking Holdings, Inc. (a)	56,790	93,103
		1,023,493
Leisure Products - 0.1%
Mattel, Inc. (a)(b)	1,828,987	16,845
Peloton Interactive, Inc. Class A (a)	691,853	29,189
		46,034
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	1,051,368	102,897
Specialty Retail - 1.7%
Burlington Stores, Inc. (a)	149,360	31,316
Lowe's Companies, Inc.	1,660,160	216,402
The Children's Place Retail Stores, Inc. (b)	46,036	1,917
The Home Depot, Inc.	644,641	160,180
TJX Companies, Inc.	2,423,871	127,883
Ulta Beauty, Inc. (a)	120,649	29,440
		567,138
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	62,697	26,303
NIKE, Inc. Class B	585,299	57,699
PVH Corp.	350,257	15,926
Tapestry, Inc.	1,379,536	18,762
		118,690

TOTAL CONSUMER DISCRETIONARY		2,439,119

CONSUMER STAPLES - 4.8%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	33,272	18,790
Keurig Dr. Pepper, Inc.	1,002,865	28,000
Monster Beverage Corp. (a)	873,429	62,808
PepsiCo, Inc.	1,591,729	209,392
Pernod Ricard SA	165,714	25,772
The Coca-Cola Co.	3,441,945	160,670
		505,432
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	525,991	162,252
JDE Peet's BV	234,200	8,189
Kroger Co.	1,381,127	45,052
Performance Food Group Co. (a)	401,923	10,711
Sysco Corp.	606,796	33,471
U.S. Foods Holding Corp. (a)	1,518,520	29,064
Walmart, Inc.	1,484,648	184,185
		472,924
Food Products - 0.5%
Freshpet, Inc. (a)	233,735	18,040
Hilton Food Group PLC	780	12
Lamb Weston Holdings, Inc.	499,970	30,028
Mondelez International, Inc.	2,033,552	105,989
		154,069
Household Products - 1.1%
Church & Dwight Co., Inc.	396,170	29,740
Clorox Co.	64,492	13,301
Energizer Holdings, Inc.	255,475	11,210
Procter & Gamble Co.	2,652,595	307,489
Reckitt Benckiser Group PLC	139,432	12,488
		374,228
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	346,817	68,486
Tobacco - 0.1%
Altria Group, Inc.	668,044	26,087

TOTAL CONSUMER STAPLES		1,601,226

ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	884,380	14,601
NCS Multistage Holdings, Inc. (a)	755,753	393
Oceaneering International, Inc. (a)	2,155,768	13,840
SBM Offshore NV	799,268	10,904
Subsea 7 SA	2,559,529	14,692
TechnipFMC PLC	243,173	1,799
		56,229
Oil, Gas & Consumable Fuels - 2.1%
Africa Oil Corp. (a)	5,154,170	3,968
Aker Bp ASA	343,272	5,514
Apache Corp.	2,595,207	28,002
Canadian Natural Resources Ltd.	1,969,723	35,980
Cheniere Energy, Inc. (a)	225,322	9,993
Chevron Corp.	487,865	44,737
Enbridge, Inc.	232,197	7,535
Equinor ASA sponsored ADR	2,570,789	37,508
Exxon Mobil Corp.	5,254,939	238,942
Galp Energia SGPS SA Class B	1,580,809	18,809
Gibson Energy, Inc.	257,289	3,980
Hess Corp.	1,387,604	65,870
Kosmos Energy Ltd.	3,825,346	6,962
Marathon Petroleum Corp.	57,046	2,005
MEG Energy Corp. (a)	5,044,965	11,725
Phillips 66 Co.	644,778	50,460
Pioneer Natural Resources Co.	4,866	446
Reliance Industries Ltd.	1,850,087	35,835
Reliance Industries Ltd. rights (a)	136,420	401
Shell Midstream Partners LP	453,493	6,118
Total SA sponsored ADR	1,537,118	57,765
Tourmaline Oil Corp.	330,561	3,284
Valero Energy Corp.	566,953	37,782
		713,621

TOTAL ENERGY		769,850

FINANCIALS - 6.9%
Banks - 2.2%
Bank of America Corp.	9,818,231	236,816
Citigroup, Inc.	4,008,831	192,063
Comerica, Inc.	895,211	32,541
EFG Eurobank Ergasias SA (a)	26,810,951	11,309
First Horizon National Corp.	3,732,426	34,898
Huntington Bancshares, Inc.	1,959,843	17,423
KeyCorp	2,637,464	31,254
M&T Bank Corp.	228,199	24,112
Signature Bank	159,119	16,375
Societe Generale Series A	414,851	6,137
Synovus Financial Corp.	533,090	10,230
Truist Financial Corp.	1,940,176	71,360
Wells Fargo & Co.	2,805,225	74,254
		758,772
Capital Markets - 1.7%
Bank of New York Mellon Corp.	4,674,799	173,762
BlackRock, Inc. Class A	147,264	77,850
Cboe Global Markets, Inc.	706,824	75,248
Intercontinental Exchange, Inc.	706,343	68,692
Morgan Stanley	2,560,091	113,156
Virtu Financial, Inc. Class A (b)	2,309,068	55,071
		563,779
Consumer Finance - 1.5%
360 Finance, Inc. ADR (a)(b)	635,090	6,383
Ally Financial, Inc.	2,407,501	41,987
American Express Co.	160,156	15,226
Capital One Financial Corp.	3,901,969	265,490
Discover Financial Services	1,513,389	71,901
OneMain Holdings, Inc.	2,809,009	65,534
Shriram Transport Finance Co. Ltd.	1,272,010	9,629
SLM Corp.	3,919,078	29,707
		505,857
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc.:
Class A (a)	90	25,078
Class B (a)	56,300	10,448
StepStone Group Holdings LLC (d)(e)(f)	20,625	18,076
		53,602
Insurance - 1.3%
American International Group, Inc.	1,574,383	47,326
Fairfax Financial Holdings Ltd. (sub. vtg.)	47,160	13,100
Hartford Financial Services Group, Inc.	1,649,137	63,145
Marsh & McLennan Companies, Inc.	433,574	45,924
MetLife, Inc.	862,350	31,053
The Travelers Companies, Inc.	1,537,625	164,495
Willis Group Holdings PLC	444,298	90,148
		455,191

TOTAL FINANCIALS		2,337,201

HEALTH CARE - 10.4%
Biotechnology - 2.2%
Acceleron Pharma, Inc. (a)	43,765	4,325
Alexion Pharmaceuticals, Inc. (a)	788,393	94,528
Amgen, Inc.	991,581	227,766
Argenx SE ADR (a)	44,127	9,677
Biogen, Inc. (a)	159,285	48,915
Global Blood Therapeutics, Inc. (a)	701,488	49,048
PTC Therapeutics, Inc. (a)	591,432	29,992
Regeneron Pharmaceuticals, Inc. (a)	228,325	139,920
Vertex Pharmaceuticals, Inc. (a)	489,749	141,028
		745,199
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	1,607,572	152,591
Becton, Dickinson & Co.	687,365	169,731
Boston Scientific Corp. (a)	4,159,221	158,009
DexCom, Inc. (a)	111,604	42,221
Haemonetics Corp. (a)	276,909	30,371
Intuitive Surgical, Inc. (a)	227,429	131,916
Masimo Corp. (a)	91,720	22,030
Nevro Corp. (a)	229,200	28,788
Stryker Corp.	181,755	35,575
		771,232
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	514,654	49,067
Centene Corp. (a)	726,114	48,105
Cigna Corp.	738,970	145,814
HCA Holdings, Inc.	632,836	67,650
Humana, Inc.	472,256	193,932
UnitedHealth Group, Inc.	1,356,449	413,513
		918,081
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	441,666	154,225
Pharmaceuticals - 2.7%
AstraZeneca PLC sponsored ADR	3,117,874	170,236
Bristol-Myers Squibb Co.	3,596,446	214,780
Eli Lilly & Co.	1,317,924	201,576
Horizon Pharma PLC (a)	1,694,605	85,967
MyoKardia, Inc. (a)	57,493	5,881
Roche Holding AG (participation certificate)	463,250	160,804
Zoetis, Inc. Class A	609,633	84,977
		924,221

TOTAL HEALTH CARE		3,512,958

INDUSTRIALS - 6.9%
Aerospace & Defense - 0.3%
General Dynamics Corp.	380,735	55,903
Textron, Inc.	291,065	9,014
The Boeing Co.	248,346	36,221
		101,138
Air Freight & Logistics - 0.4%
FedEx Corp.	1,127,183	147,165
Building Products - 0.1%
Carrier Global Corp. (a)	1,879,976	38,483
Construction & Engineering - 0.8%
AECOM (a)	5,797,433	224,766
Granite Construction, Inc.	1,976,149	34,780
		259,546
Electrical Equipment - 0.8%
Sensata Technologies, Inc. PLC (a)	5,216,036	185,952
Sunrun, Inc. (a)	548,304	9,157
Vivint Solar, Inc. (a)(b)(c)	10,885,695	81,860
		276,969
Industrial Conglomerates - 0.5%
3M Co.	153,013	23,937
General Electric Co.	23,294,080	153,042
		176,979
Machinery - 0.8%
Allison Transmission Holdings, Inc.	4,181,653	157,732
Caterpillar, Inc.	274,325	32,955
Colfax Corp. (a)(b)	1,853,661	52,014
Fortive Corp.	299,650	18,273
Otis Worldwide Corp.	183,778	9,676
		270,650
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	103,479	102,022
Professional Services - 0.4%
Nielsen Holdings PLC	9,428,312	130,959
Road & Rail - 2.1%
CSX Corp.	141,832	10,152
Lyft, Inc. (a)	1,985,141	62,056
Norfolk Southern Corp.	1,041,219	185,639
Uber Technologies, Inc.	10,920,013	396,615
Union Pacific Corp.	194,538	33,044
		687,506
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	4,053,411	128,534

TOTAL INDUSTRIALS		2,319,951

INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 0.0%
Ericsson (B Shares) sponsored ADR	1,511,346	13,814
Lumentum Holdings, Inc. (a)	28,435	2,085
		15,899
Electronic Equipment & Components - 1.3%
Flextronics International Ltd. (a)	9,810,368	95,259
II-VI, Inc. (a)	1,868,109	88,791
Insight Enterprises, Inc. (a)	382,817	19,623
Jabil, Inc.	7,381,904	220,867
		424,540
IT Services - 2.0%
DXC Technology Co.	560,446	7,964
Fidelity National Information Services, Inc.	1,307,518	181,523
Genpact Ltd.	3,135,236	112,712
Global Payments, Inc.	256,790	46,091
GoDaddy, Inc. (a)	1,165,769	90,056
PayPal Holdings, Inc. (a)	772,251	119,707
Sabre Corp. (b)	1,974,520	13,762
Twilio, Inc. Class A (a)	508,016	100,384
Worldline SA (a)(g)	261,185	19,460
		691,659
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	570,571	30,697
Applied Materials, Inc.	748,774	42,066
Cirrus Logic, Inc. (a)	289,800	21,005
Lam Research Corp.	56,655	15,505
Marvell Technology Group Ltd.	3,260,229	106,349
MediaTek, Inc.	1,158,000	17,890
Micron Technology, Inc. (a)	3,092,191	148,147
NVIDIA Corp.	558,195	198,170
NXP Semiconductors NV	1,156,467	111,136
ON Semiconductor Corp. (a)	1,314,452	21,675
Qualcomm, Inc.	618,298	50,008
Sanken Electric Co. Ltd.	356,757	8,244
Skyworks Solutions, Inc.	79,448	9,418
STMicroelectronics NV (France)	301,371	7,485
Xilinx, Inc.	52,161	4,796
		792,591
Software - 6.7%
Adobe, Inc. (a)	389,345	150,521
Autodesk, Inc. (a)	331,103	69,657
Citrix Systems, Inc.	181,146	26,831
Cloudflare, Inc. (a)	1,046,301	30,416
Elastic NV (a)	665,509	57,181
LivePerson, Inc. (a)	2,168,703	81,218
Microsoft Corp.	7,057,265	1,293,248
Nortonlifelock, Inc.	2,475,918	56,401
Nuance Communications, Inc. (a)	1,432,900	32,785
Nutanix, Inc. Class A (a)	70,616	1,699
Oracle Corp.	2,107,051	113,296
RingCentral, Inc. (a)	23,844	6,539
Salesforce.com, Inc. (a)	882,355	154,227
Snowflake Computing, Inc. Class B (e)(f)	17,986	697
SS&C Technologies Holdings, Inc.	336,594	19,487
SurveyMonkey (a)	757,920	15,272
Talend SA ADR (a)	66,555	2,052
Workday, Inc. Class A (a)	92,987	17,057
Workiva, Inc. (a)	209,562	9,334
Yext, Inc. (a)	1,445,941	22,831
Zendesk, Inc. (a)	1,144,661	98,155
		2,258,904
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	3,392,357	1,078,566
HP, Inc.	1,816,600	27,503
Western Digital Corp.	1,622,973	72,011
Xerox Holdings Corp.	94,513	1,501
		1,179,581

TOTAL INFORMATION TECHNOLOGY		5,363,174

MATERIALS - 1.8%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	173,678	41,969
Albemarle Corp. U.S. (b)	197,115	15,083
Amyris, Inc. (c)(e)	2,782,258	9,859
Amyris, Inc. (a)(b)(c)	7,112,891	26,531
Ecolab, Inc.	247,718	52,660
FMC Corp.	250,561	24,658
Innospec, Inc.	265,564	20,472
Linde PLC	370,083	74,883
Livent Corp. (a)	5,623,779	37,904
Sherwin-Williams Co.	44,778	26,591
		330,610
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	142,838	27,438
Summit Materials, Inc. (a)	1,308,058	19,869
Vulcan Materials Co.	218,972	23,719
		71,026
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	609,963	39,910
Metals & Mining - 0.5%
Commercial Metals Co.	946,245	16,238
First Quantum Minerals Ltd.	3,261,058	19,114
Freeport-McMoRan, Inc.	2,389,678	21,674
Kaiser Aluminum Corp.	184,586	13,244
Newmont Corp.	1,267,822	74,130
Reliance Steel & Aluminum Co.	175,822	17,055
		161,455

TOTAL MATERIALS		603,001

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.	221,317	34,021
American Homes 4 Rent Class A	451,311	11,391
American Tower Corp.	589,648	152,229
Ant International Co. Ltd. Class C (a)(e)(f)	4,971,128	42,453
Corporate Office Properties Trust (SBI)	1,499,584	37,445
CubeSmart	677,117	19,271
Digital Realty Trust, Inc.	344,731	49,490
Equinix, Inc.	96,867	67,577
Equity Lifestyle Properties, Inc.	300,391	18,714
Lexington Corporate Properties Trust	284,635	2,767
Potlatch Corp.	462,176	15,709
Prologis, Inc.	948,262	86,766
SBA Communications Corp. Class A	172,595	54,217
VICI Properties, Inc.	537,090	10,538
Weyerhaeuser Co.	2,752,965	55,582
		658,170
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	3,391,374	34,762

TOTAL REAL ESTATE		692,932

UTILITIES - 2.1%
Electric Utilities - 1.5%
Edison International	1,103,769	64,140
Entergy Corp.	374,020	38,083
Evergy, Inc.	647,700	39,957
Exelon Corp.	2,392,665	91,663
FirstEnergy Corp.	1,104,894	46,693
NextEra Energy, Inc.	580,301	148,302
NRG Energy, Inc.	339,192	12,228
Southern Co.	977,981	55,813
		496,879
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	903,082	11,279
Multi-Utilities - 0.6%
CenterPoint Energy, Inc. (e)	1,153,780	18,463
CenterPoint Energy, Inc.	592,091	10,527
Dominion Energy, Inc.	1,364,150	115,966
Sempra Energy	538,677	68,040
		212,996

TOTAL UTILITIES		721,154

TOTAL COMMON STOCKS
(Cost $16,779,370)		22,704,932
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.12% to 1.02% 6/4/20 to 8/27/20 (h)
(Cost $17,896)	17,900	17,896
	Shares	Value (000s)

Fixed-Income Funds - 30.6%
Fidelity High Income Central Fund (i)	5,831,894	$590,304
Fidelity Investment Grade Bond Central Fund (i)	83,622,855	9,706,105
TOTAL FIXED-INCOME FUNDS
(Cost $10,041,013)		10,296,409

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.11% (j)	192,383,117	192,422
Fidelity Securities Lending Cash Central Fund 0.10% (j)(k)	106,984,165	106,995
TOTAL MONEY MARKET FUNDS
(Cost $299,387)		299,417
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $27,137,666)		33,318,654
NET OTHER ASSETS (LIABILITIES) - 0.9%		301,556
NET ASSETS - 100%		$33,620,210

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,416	June 2020	$215,374	$22,482	$22,482

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $89,548,000 or 0.3% of net assets.

 (f) Level 3 security

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,460,000 or 0.1% of net assets.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,896,000.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc.	2/3/20	$7,985
Ant International Co. Ltd. Class C	5/16/18	$27,888
CenterPoint Energy, Inc.	5/7/20	$18,553
Snowflake Computing, Inc. Class B	3/19/20	$698
StepStone Group Holdings LLC	8/19/19	$16,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,247
Fidelity High Income Central Fund	36,514
Fidelity Investment Grade Bond Central Fund	200,820
Fidelity Mortgage Backed Securities Central Fund	5,650
Fidelity Securities Lending Cash Central Fund	1,841
Total	$249,072

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$758,795	$195,181	$307,630	$9,991	$(66,033)	$590,304	22.8%
Fidelity Investment Grade Bond Central Fund	--	11,570,429	2,121,872	(18,105)	275,653	9,706,105	35.9%
Fidelity Mortgage Backed Securities Central Fund	2,590,157	--	2,581,907	83,354	(91,604)	--	0.0%
Total	$3,348,952	$11,765,610	$5,011,409	$75,240	$118,016	$10,296,409

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amyris, Inc.	$--	$7,985	$--	$--	$--	$1,874	$9,859
Amyris, Inc.	6,445	19,556	872	--	(777)	2,179	26,531
Boingo Wireless, Inc.	5,753	34,318	593	--	(227)	7,629	46,880
Sunrun, Inc.	107,296	31,769	148,196	--	77,504	(59,217)	--
Vivint Solar, Inc.	76,160	21,451	5,587	--	(5,158)	(5,006)	81,860
Total	$195,654	$115,079	$155,248	$--	$71,342	$(52,541)	$165,130

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.